                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     September 30, 2000

Check here if Amendment  [  ]                  Amendment No.:    _______
         This Amendment (Check only one):      [  ]  is a restatement.
                                               [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             Bayard D. Waring
Address:          c/o Amelia Peabody Foundation
                  One Hollis Street
                  Wellesley, MA 02482

Form 13F File Number:               028-05999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:    Bayard D. Waring
Title:   Trustee
Phone: 781-237-6468

Signature, place and date of signing:


/s/ Bayard D. Waring                Gloucester, Massachusetts February 7, 2001

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[x] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File No.    Name

28-05989             Amelia Peabody Foundation

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     33

Form 13F Information Table Value Total:     $7,558 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File No. Name

1.       28-05993           Philip B. Waring

                           FORM 13F INFORMATION TABLE


        COLUMN 1              COLUMN 2          COLUMN 3            COLUMN 4

     Name of Issuer        Title of Class        CUSIP               Value
                                                                   (X $1000)
Alliance Resource              Common          01877R108              201
Amerigas Partners Common       Common          030975106              114
Units
Apple Computer                 Common          037833100              206
Applied Materials Inc          Common          038222105              297
AXA Financial                  Common          002451102              255
Bank One Corp                  Common          06423A103              232
BP Prudhoe                     Common          055630107              139
Cendant                        Common          151313103               44
Cendant Corp Income          Preferred         151313301              131
Prides 7.5% Conv PFD
Cisco Systems Inc              Common          17275R102              166
Citigroup                      Common          172967101              216
Duff & Phelps Util &           Common          26432K108               60
Corp BD TR
EGlobe, Inc.                   Common          282339100               7
EMC                            Common          268648102              732
Enron                          Common          293561106              351
Hospitality Prop.              Common          44106M102              187
Intel Corp                     Common          458140100              249
JDS Uniphase                   Common          46612J101              473
Johnson & Johnson              Common          478160104              442
Kansas City Pwr                Common          485134100              133
Kinder Morgan Energy           Common          494550106              142
Partners LP Unit LTD
Partnership Int
Lam Research                   Common          512807108               21
Nextel                         Common          65332V103              327
Nokia                          Common          654902204              199
Nvidia                         Common          67066G104              409
Oracle Corp                    Common          68389X105              433
Pacific Century                Common          616400909               76
Patterson Energy               Common          703414102              172
Solectron                      Common          834182107              185
Sun Microsystems Inc           Common          866810104              467
Texas Instr.                   Common          882508104              142
Tyco                           Common          902124106              259
World Com                      Common          98157D106               91

                                                                     7558

                           FORM 13F INFORMATION TABLE


        COLUMN 1                         COLUMN 5             COLUMN 6         COLUMN 7             COLUMN 8

     Name of Issuer              Shrs or        Sh/ Put/     Investment          Other            Voting Authority
                                 Prn Amt        Prn Call     Discretion        Managers        Sole    Shared    None
Alliance Resource                12,000            SH      Shared - Other          1          12,000
Amerigas Partners Common          6,000            SH      Shared - Other          1           6,000
Units
Apple Computer                    8,000            SH      Shared - Other          1           8,000
Applied Materials Inc             5,000            SH      Shared - Other          1           5,000
AXA Financial                     5,000            SH      Shared - Other          1           5,000
Bank One Corp                     6,000            SH      Shared - Other          1           6,000
BP Prudhoe                       10,000            SH      Shared - Other          1          10,000
Cendant                           4,000            SH      Shared - Other          1           4,000
Cendant Corp Income               8,000            SH      Shared - Other          1           8,000
Prides 7.5% Conv PFD
Cisco Systems Inc                 3,000            SH      Shared - Other          1           3,000
Citigroup                         4,000            SH      Shared - Other          1           4,000
Duff & Phelps Util &              5,000            SH      Shared - Other          1           5,000
Corp BD TR
EGlobe, Inc.                      6,000            SH      Shared - Other          1           6,000
EMC                               7,386            SH      Shared - Other          1           7,386
Enron                             4,000            SH      Shared - Other          1           4,000
Hospitality Prop.                 8,000            SH      Shared - Other          1           8,000
Intel Corp                        6,000            SH      Shared - Other          1           6,000
JDS Uniphase                      5,000            SH      Shared - Other          1           5,000
Johnson & Johnson                 4,700            SH      Shared - Other          1           4,700
Kansas City Pwr                   5,000            SH      Shared - Other          1           5,000
Kinder Morgan Energy              3,000            SH      Shared - Other          1           3,000
Partners LP Unit LTD
Partnership Int
Lam Research                      1,000            SH      Shared - Other          1           1,000
Nextel                            7,000            SH      Shared - Other          1           7,000
Nokia                             5,000            SH      Shared - Other          1           5,000
Nvidia                            5,000            SH      Shared - Other          1           5,000
Oracle Corp                       5,500            SH      Shared - Other          1           5,500
Pacific Century                  30,000            SH      Shared - Other          1          30,000
Patterson Energy                  5,000            SH      Shared - Other          1           5,000
Solectron                         4,000            SH      Shared - Other          1           4,000
Sun Microsystems Inc              4,000            SH      Shared - Other          1           4,000
Texas Instr.                      3,000            SH      Shared - Other          1           3,000
Tyco                              5,000            SH      Shared - Other          1           5,000
World Com                         3,000            SH      Shared - Other          1           3,000
